Net interest income	6 Months Ended
Mar. 31, 2021
Net interest income
Net interest income

Note 3. Net interest income

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Interest income[1]
Calculated using the effective interest rate method
Cash and balances with central banks	15	21	114	(29)	(87)
Collateral paid	10	6	69	67	(86)
Investment securities	626	640	881	(2)	(29)
Loans	10,693	11,512	13,336	(7)	(20)
Other financial assets	2	5	12	(60)	(83)
Assets held for sale	65	—	—	—	—
Total interest income calculated using the effective interest rate method	11,411	12,184	14,412	(6)	(21)
Other
Net ineffectiveness on qualifying hedges	(68)	52	35	large	large
Trading securities and financial assets measured at FVIS and loans	91	127	237	(28)	(62)
Total other	23	179	272	(87)	(92)
Total interest income	11,434	12,363	14,684	(8)	(22)
Interest expense
Calculated using the effective interest rate method
Collateral received	(2)	(7)	(19)	(71)	(89)
Deposits and other borrowings	(1,071)	(1,792)	(2,860)	(40)	(63)
Debt issues	(957)	(1,078)	(1,829)	(11)	(48)
Loan capital	(409)	(370)	(430)	11	(5)
Other financial liabilities	(29)	(11)	(87)	164	(67)
Liabilities held for sale	(8)	—	—	—	—
Total interest expense calculated using the effective interest rate method	(2,476)	(3,258)	(5,225)	(24)	(53)
Other
Deposits and other borrowings	(36)	(107)	(295)	(66)	(88)
Trading liabilities[2]	(279)	(964)	177	(71)	large
Debt issues	(29)	(39)	(68)	(26)	(57)
Bank Levy	(195)	(212)	(196)	(8)	(1)
Other interest expense	(70)	(87)	(77)	(20)	(9)
Liabilities held for sale	(1)	—	—	—	—
Total other	(610)	(1,409)	(459)	(57)	33
Total interest expense	(3,086)	(4,667)	(5,684)	(34)	(46)
Net interest income	8,348	7,696	9,000	8	(7)
1.

Interest income includes items relating to compliance, regulation and remediation costs recognised as an addition of interest income of $49 million (Second Half 2020:  $38 million reduction, First Half 2020:  $132 million reduction). Refer to Note 14 for further details.

2.	Includes net impact of Treasury balance sheet management activities.